UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.2%
Aerospace & Defense – 3.9%
135,917	Honeywell International, Inc.	$ 13,465,297
50,662	Precision Castparts Corp.	12,052,490
71,040	The Boeing Co.	9,544,934
38,168	United Technologies Corp.	4,201,534

		39,264,255

Airlines* – 0.6%
95,083	United Continental Holdings, Inc.	5,821,932

Auto Components – 0.8%
133,185	BorgWarner, Inc.	7,532,944

Automobiles* – 0.5%
18,908	Tesla Motors, Inc.	4,623,384

Beverages – 0.9%
206,954	Coca-Cola Enterprises, Inc.	9,093,559

Biotechnology – 5.7%
95,994	Amgen, Inc.	15,868,768
38,204	Biogen Idec, Inc.*	11,754,989
130,929	Celgene Corp.*	14,885,318
114,867	Cepheid, Inc.*	6,326,874
77,516	Gilead Sciences, Inc.*	7,776,405

		56,612,354

Chemicals – 3.6%
56,991	Airgas, Inc.	6,589,870
73,038	Ecolab, Inc.	7,957,490
42,625	International Flavors & Fragrances, Inc.	4,312,371
13,417	PPG Industries, Inc.	2,935,908
56,508	The Sherwin-Williams Co.	13,836,549

		35,632,188

Commercial Banks – 0.7%
83,887	Citigroup, Inc.	4,527,382
37,772	First Republic Bank	1,946,391

		6,473,773

Commercial Services & Supplies – 0.4%
86,636	Waste Connections, Inc.	4,090,086

Communications Equipment – 1.7%
228,624	QUALCOMM, Inc.	16,666,690

Computers & Peripherals – 8.5%
601,289	Apple, Inc.	71,511,301
445,765	EMC Corp.	13,528,968

		85,040,269

Construction & Engineering* – 0.3%
102,176	Quanta Services, Inc.	3,116,368

Consumer Finance – 1.7%
23,800	American Express Co.	2,199,596
382,002	Navient Corp.	8,006,762
699,641	SLM Corp.	6,772,525

		16,978,883

Shares	Description	Value
Common Stocks – (continued)
Containers & Packaging – 0.9%
172,340	Avery Dennison Corp.	$ 8,532,553

Distributors* – 0.6%
204,615	LKQ Corp.	5,944,066

Diversified Financial Services – 1.2%
53,765	Intercontinental Exchange, Inc.	12,150,352

Electrical Equipment* – 0.9%
80,059	Generac Holdings, Inc.	3,472,959
117,980	Sensata Technologies Holding NV	5,848,269

		9,321,228

Electronic Equipment, Instruments & Components – 1.0%
94,220	Amphenol Corp. Class A	5,053,019
29,579	IPG Photonics Corp.*	2,132,350
67,409	Keysight Technologies, Inc.*	2,372,797

		9,558,166

Energy Equipment & Services – 2.4%
57,786	Baker Hughes, Inc.	3,293,802
42,945	Cameron International Corp.*	2,202,220
156,121	Halliburton Co.	6,588,306
135,812	Schlumberger Ltd.	11,673,041

		23,757,369

Food & Staples Retailing – 2.8%
112,345	Costco Wholesale Corp.	15,966,471
251,030	Whole Foods Market, Inc.	12,308,001

		28,274,472

Food Products – 2.9%
75,382	Keurig Green Mountain, Inc.	10,714,797
136,314	McCormick & Co., Inc.	10,132,220
66,986	The Hain Celestial Group, Inc.*	7,584,155

		28,431,172

Health Care Equipment & Supplies – 1.9%
198,355	Abbott Laboratories	8,828,781
24,115	Becton Dickinson & Co.	3,384,058
12,262	Intuitive Surgical, Inc.*	6,348,896

		18,561,735

Health Care Providers & Services – 1.5%
71,133	McKesson Corp.	14,991,991

Health Care Technology* – 0.8%
122,543	Cerner Corp.	7,891,769

Hotels, Restaurants & Leisure – 4.7%
128,480	Las Vegas Sands Corp.	8,182,891
84,445	Norwegian Cruise Line Holdings Ltd.*	3,706,291
39,435	Panera Bread Co. Class A*	6,601,419
150,585	Starbucks Corp.	12,229,008
207,379	Yum! Brands, Inc.	16,020,028

		46,739,637

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Household Durables* – 0.5%
150,982	Toll Brothers, Inc.	$ 5,282,860

Household Products – 1.4%
202,431	Colgate-Palmolive Co.	14,087,173

Industrial Conglomerates – 0.8%
98,095	Danaher Corp.	8,196,818

Internet & Catalog Retail* – 2.9%
43,683	Amazon.com, Inc.	14,792,811
15,121	Netflix, Inc.	5,240,787
7,540	The Priceline Group, Inc.	8,747,833

		28,781,431

Internet Software & Services – 8.2%
5,962	Alibaba Group Holding Ltd. ADR*	665,598
17,856	Demandware, Inc.*	999,936
124,857	eBay, Inc.*	6,852,152
60,877	Equinix, Inc.	13,829,428
203,410	Facebook, Inc. Class A*	15,804,957
26,917	Google, Inc. Class A*	14,779,587
26,957	Google, Inc. Class C*	14,606,111
41,733	LinkedIn Corp. Class A*	9,442,926
45,189	Rackspace Hosting, Inc.*	2,074,627
45,631	Twitter, Inc.*	1,904,638
20,065	Yahoo!, Inc.*	1,038,163

		81,998,123

IT Services – 2.0%
91,158	Cognizant Technology Solutions Corp. Class A*	4,921,621
11,461	Fidelity National Information Services, Inc.	701,299
34,164	Fiserv, Inc.*	2,442,384
21,434	FleetCor Technologies, Inc.*	3,255,610
17,473	International Business Machines Corp.	2,833,596
30,400	MasterCard, Inc. Class A	2,653,616
11,148	Visa, Inc. Class A	2,878,302

		19,686,428

Life Sciences Tools & Services – 0.6%
134,819	Agilent Technologies, Inc.	5,762,164

Machinery – 1.0%
31,531	Caterpillar, Inc.	3,172,018
43,553	Cummins, Inc.	6,342,188

		9,514,206

Media – 4.9%
374,709	Comcast Corp. Class A	21,373,401
95,661	Discovery Communications, Inc. Class A*	3,338,569
95,661	Discovery Communications, Inc. Class C*	3,253,431
100,229	The Walt Disney Co.	9,272,185
321,954	Twenty-First Century Fox, Inc. Class A	11,847,907

		49,085,493

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 1.3%
26,642	Anadarko Petroleum Corp.	$ 2,108,714
10,046	Concho Resources, Inc.*	956,882
46,052	EOG Resources, Inc.	3,993,629
22,730	Pioneer Natural Resources Co.	3,255,618
58,573	Valero Energy Corp.	2,847,234

		13,162,077

Pharmaceuticals – 4.7%
206,369	AbbVie, Inc.	14,280,735
31,989	Actavis PLC*	8,656,543
35,597	Allergan, Inc.	7,613,842
193,555	Mylan, Inc.*	11,344,259
21,734	Shire PLC ADR	4,642,382

		46,537,761

Professional Services – 0.2%
39,888	Nielsen Holdings NV	1,666,122

Real Estate Investment Trusts – 1.5%
138,467	American Tower Corp.	14,540,420

Real Estate Management & Development* – 1.1%
334,502	CBRE Group, Inc. Class A	11,286,097

Road & Rail – 2.3%
115,683	Kansas City Southern	13,759,336
320,475	Swift Transportation Co.*	9,316,208

		23,075,544

Semiconductors & Semiconductor Equipment – 1.1%
94,209	Texas Instruments, Inc.	5,126,854
138,444	Xilinx, Inc.	6,290,895

		11,417,749

Software – 4.9%
48,656	Adobe Systems, Inc.*	3,584,974
194,248	Microsoft Corp.	9,286,997
515,822	Oracle Corp.	21,876,011
144,746	salesforce.com, Inc.*	8,665,943
60,898	ServiceNow, Inc.*	3,895,036
20,952	Tableau Software, Inc. Class A*	1,757,454

		49,066,415

Specialty Retail – 2.7%
106,853	L Brands, Inc.	8,644,408
108,546	The Home Depot, Inc.	10,789,472
58,974	Ulta Salon, Cosmetics & Fragrance, Inc.*	7,459,621

		26,893,501

Textiles, Apparel & Luxury Goods – 3.1%
286,567	Kate Spade & Co.*	9,178,741
107,539	NIKE, Inc. Class B	10,677,547
85,105	PVH Corp.	10,820,250

		30,676,538

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance – 0.7%
265,149	MGIC Investment Corp.*	$ 2,468,537
258,665	Radian Group, Inc.	4,410,238

		6,878,775

Tobacco – 1.4%
164,753	Philip Morris International, Inc.	14,321,978

TOTAL COMMON STOCKS		$977,018,868

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.9%
Repurchase Agreement – 1.9%
Joint Repurchase Agreement Account II
$18,500,000	0.104%	12/01/14	$ 18,500,000

TOTAL INVESTMENTS – 100.1%			$995,518,868

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(868,915)

NET ASSETS – 100.0%			$994,649,953

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CAPITAL GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$715,439,538

Gross unrealized gain	289,189,166
Gross unrealized loss	(9,109,836)

Net unrealized security gain	$280,079,330

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.1%
Aerospace & Defense – 4.9%
48,594	Honeywell International, Inc.	$ 4,814,208
18,429	Precision Castparts Corp.	4,384,259

		9,198,467

Auto Components – 1.5%
48,830	BorgWarner, Inc.	2,761,825

Biotechnology* – 4.4%
11,956	Biogen Idec, Inc.	3,678,742
39,418	Celgene Corp.	4,481,432

		8,160,174

Chemicals – 1.7%
12,841	The Sherwin-Williams Co.	3,144,247

Communications Equipment – 2.4%
60,945	QUALCOMM, Inc.	4,442,890

Computers & Peripherals – 9.0%
95,265	Apple, Inc.	11,329,867
183,315	EMC Corp.	5,563,610

		16,893,477

Consumer Finance – 2.2%
193,705	Navient Corp.	4,060,057

Diversified Financial Services – 2.9%
24,196	Intercontinental Exchange, Inc.	5,468,054

Electronic Equipment, Instruments & Components* – 0.5%
24,655	Keysight Technologies, Inc.	867,856

Energy Equipment & Services – 1.7%
75,793	Halliburton Co.	3,198,465

Food & Staples Retailing – 6.7%
47,753	Costco Wholesale Corp.	6,786,656
117,523	Whole Foods Market, Inc.	5,762,153

		12,548,809

Food Products – 1.8%
45,356	McCormick & Co., Inc.	3,371,311

Health Care Equipment & Supplies – 1.9%
81,833	Abbott Laboratories	3,642,387

Health Care Providers & Services – 2.7%
23,877	McKesson Corp.	5,032,317

Health Care Technology* – 1.7%
50,508	Cerner Corp.	3,252,715

Hotels, Restaurants & Leisure – 2.3%
55,614	Yum! Brands, Inc.	4,296,182

Household Products – 1.2%
33,247	Colgate-Palmolive Co.	2,313,659

Shares	Description	Value
Common Stocks – (continued)
Industrial Conglomerates – 2.3%
51,715	Danaher Corp.	$ 4,321,305

Internet & Catalog Retail* – 5.7%
17,456	Amazon.com, Inc.	5,911,300
4,047	The Priceline Group, Inc.	4,695,289

		10,606,589

Internet Software & Services – 10.2%
29,218	Equinix, Inc.	6,637,453
7,526	Google, Inc. Class A*	4,132,376
5,931	Google, Inc. Class C*	3,213,594
22,912	LinkedIn Corp. Class A*	5,184,298

		19,167,721

Life Sciences Tools & Services – 1.1%
49,310	Agilent Technologies, Inc.	2,107,509

Media – 4.0%
45,037	Discovery Communications, Inc. Class A*	1,571,791
45,037	Discovery Communications, Inc. Class C*	1,531,708
121,577	Twenty-First Century Fox, Inc. Class A	4,474,034

		7,577,533

Oil, Gas & Consumable Fuels – 1.7%
39,387	Anadarko Petroleum Corp.	3,117,481

Pharmaceuticals* – 2.6%
82,502	Mylan, Inc.	4,835,442

Real Estate Investment Trusts – 3.8%
68,353	American Tower Corp.	7,177,749

Real Estate Management & Development* – 2.9%
160,380	CBRE Group, Inc. Class A	5,411,221

Road & Rail – 2.3%
35,613	Kansas City Southern	4,235,810

Semiconductors & Semiconductor Equipment – 1.4%
58,291	Xilinx, Inc.	2,648,743

Software – 4.0%
108,596	Oracle Corp.	4,605,556
44,314	ServiceNow, Inc.*	2,834,324

		7,439,880

Specialty Retail – 2.4%
54,898	L Brands, Inc.	4,441,248

Textiles, Apparel & Luxury Goods – 5.2%
52,205	NIKE, Inc. Class B	5,183,434
36,500	PVH Corp.	4,640,610

		9,824,044

TOTAL COMMON STOCKS		$185,565,167

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.9%
Repurchase Agreement – 0.9%
Joint Repurchase Agreement Account II
$1,700,000	0.104%	12/01/14	$ 1,700,000

TOTAL INVESTMENTS – 100.0%			$187,265,167

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(90,563)

NET ASSETS – 100.0%			$187,174,604

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CONCENTRATED GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$139,957,797

Gross unrealized gain	50,447,194
Gross unrealized loss	(3,139,824)

Net unrealized security gain	$47,307,370

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense – 2.2%
1,745	Honeywell International, Inc.	$ 172,877
761	Precision Castparts Corp.	181,042

353,919

Auto Components – 0.5%
1,491	BorgWarner, Inc.	84,331

Automobiles* – 0.3%
206	Tesla Motors, Inc.	50,371

Beverages – 0.8%
3,137	Coca-Cola Enterprises, Inc.	137,840

Biotechnology – 6.8%
1,401	Alkermes PLC*	77,083
1,693	Amgen, Inc.	279,870
500	Biogen Idec, Inc.*	153,845
2,093	Celgene Corp.*	237,953
2,422	Cepheid, Inc.*	133,404
1,685	Gilead Sciences, Inc.*	169,039
618	Medivation, Inc.*	71,620

		1,122,814

Chemicals – 2.5%
1,407	Airgas, Inc.	162,691
1,314	International Flavors & Fragrances, Inc.	132,937
497	The Sherwin-Williams Co.	121,696

		417,324

Commercial Banks – 1.2%
3,866	First Republic Bank	199,215

Commercial Services & Supplies – 2.3%
4,943	Healthcare Services Group, Inc.	149,081
3,632	Interface, Inc.	54,916
688	Stericycle, Inc.*	88,697
1,649	Waste Connections, Inc.	77,849

		370,543

Communications Equipment – 1.7%
3,868	QUALCOMM, Inc.	281,977

Computers & Peripherals – 7.1%
7,673	Apple, Inc.	912,550
8,396	EMC Corp.	254,818

		1,167,368

Construction & Engineering* – 0.6%
3,235	Quanta Services, Inc.	98,667

Consumer Finance – 1.7%
8,212	Navient Corp.	172,124
10,499	SLM Corp.	101,630

		273,754

Shares	Description	Value
Common Stocks – (continued)
Distributors* – 0.6%
3,192	LKQ Corp.	$ 92,728

Diversified Financial Services – 1.4%
1,024	Intercontinental Exchange, Inc.	231,414

Diversified Telecommunication Services* – 0.4%
1,314	Level 3 Communications, Inc.	65,700

Electrical Equipment – 1.8%
3,146	Generac Holdings, Inc.*	136,474
703	Hubbell, Inc. Class B	75,080
1,672	Sensata Technologies Holding NV*	82,881

		294,435

Electronic Equipment, Instruments & Components – 1.2%
2,997	Amphenol Corp. Class A	160,729
1,049	Keysight Technologies, Inc.*	36,925

		197,654

Energy Equipment & Services – 2.4%
1,129	Dril-Quip, Inc.*	90,038
2,003	Halliburton Co.	84,527
1,509	Schlumberger Ltd.	129,698
6,437	Weatherford International PLC*	84,325

		388,588

Food & Staples Retailing – 3.5%
2,253	Costco Wholesale Corp.	320,196
5,138	Whole Foods Market, Inc.	251,916

		572,112

Food Products – 3.1%
449	Freshpet, Inc.*	7,503
739	Keurig Green Mountain, Inc.	105,041
1,843	McCormick & Co., Inc.	136,990
1,009	The Hain Celestial Group, Inc.*	114,239
1,878	TreeHouse Foods, Inc.*	152,024

		515,797

Health Care Equipment & Supplies – 1.3%
3,302	Abbott Laboratories	146,972
511	Teleflex, Inc.	60,886

		207,858

Health Care Providers & Services – 2.1%
1,361	Acadia Healthcare Co., Inc.*	84,396
835	Henry Schein, Inc.*	114,562
511	McKesson Corp.	107,698
1,418	Surgical Care Affiliates, Inc.*	45,092

		351,748

Health Care Technology* – 1.0%
1,439	Cerner Corp.	92,671
3,787	HMS Holdings Corp.	78,997

		171,668

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 3.0%
70	Chipotle Mexican Grill, Inc.*	$ 46,454
2,405	Starbucks Corp.	195,310
2,177	Yum! Brands, Inc.	168,173
2,851	Zoe’s Kitchen, Inc.*	90,177

		500,114

Household Durables* – 0.9%
2,725	M/I Homes, Inc.	62,457
2,466	Toll Brothers, Inc.	86,285

		148,742

Household Products – 0.9%
2,193	Colgate-Palmolive Co.	152,611

Industrial Conglomerates – 0.8%
1,553	Danaher Corp.	129,769

Internet & Catalog Retail* – 2.7%
787	Amazon.com, Inc.	266,509
142	Netflix, Inc.	49,216
115	The Priceline Group, Inc.	133,422

		449,147

Internet Software & Services – 10.3%
2,806	Aerohive Networks, Inc.*	13,665
992	Alibaba Group Holding Ltd. ADR*	110,747
1,299	Demandware, Inc.*	72,744
4,042	eBay, Inc.*	221,825
1,051	Equinix, Inc.	238,756
2,388	Facebook, Inc. Class A*	185,548
568	Google, Inc. Class A	311,877
570	Google, Inc. Class C	308,843
769	LinkedIn Corp. Class A*	174,002
885	OPOWER, Inc.*	13,779
2,142	Pandora Media, Inc.*	42,112

		1,693,898

IT Services – 2.7%
1,078	Fidelity National Information Services, Inc.	65,963
550	FleetCor Technologies, Inc.*	83,539
4,205	InterXion Holding NV*	117,193
714	Visa, Inc. Class A	184,348

		451,043

Life Sciences Tools & Services – 0.6%
2,099	Agilent Technologies, Inc.	89,711

Machinery – 1.6%
1,565	Graco, Inc.	125,356
1,014	IDEX Corp.	77,885
1,458	Kennametal, Inc.	53,684

		256,925

Media – 2.4%
3,377	Comcast Corp. Class A	192,624
1,204	Discovery Communications, Inc. Class A*	42,020

Shares	Description	Value
Common Stocks – (continued)
Media – (continued)
1,204	Discovery Communications, Inc. Class C*	$ 40,948
3,280	Twenty-First Century Fox, Inc. Class A	120,704

		396,296

Multiline Retail* – 0.6%
2,207	Burlington Stores, Inc.	98,587

Oil, Gas & Consumable Fuels – 1.1%
1,229	Anadarko Petroleum Corp.	97,276
2,463	Parsley Energy, Inc. Class A*	31,132
1,239	Whiting Petroleum Corp.*	51,753

		180,161

Pharmaceuticals – 2.8%
2,650	AbbVie, Inc.	183,380
473	Allergan, Inc.	101,170
2,955	Mylan, Inc.*	173,193

		457,743

Professional Services* – 0.5%
2,483	TriNet Group, Inc.	78,612

Real Estate Investment Trusts – 0.9%
1,411	American Tower Corp.	148,169

Real Estate Management & Development* – 1.3%
6,450	CBRE Group, Inc. Class A	217,623

Road & Rail – 1.9%
1,140	Kansas City Southern	135,591
3,068	Roadrunner Transportation Systems, Inc.*	69,061
3,495	Swift Transportation Co.*	101,600

		306,252

Semiconductors & Semiconductor Equipment – 0.7%
2,688	Xilinx, Inc.	122,143

Software – 5.5%
2,980	A10 Networks, Inc.*	12,158
2,434	Guidewire Software, Inc.*	122,844
8,272	Mavenir Systems, Inc.*	104,724
6,755	Oracle Corp.	286,480
2,596	Red Hat, Inc.*	161,341
2,122	ServiceNow, Inc.*	135,723
1,022	Tableau Software, Inc. Class A*	85,725

		908,995

Specialty Retail – 4.3%
2,532	Five Below, Inc.*	118,143
1,972	L Brands, Inc.	159,535
1,424	Restoration Hardware Holdings, Inc.*	120,285
2,015	The Home Depot, Inc.	200,291
797	Ulta Salon, Cosmetics & Fragrance, Inc.*	100,813

		699,067

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – 4.7%
6,922	Kate Spade & Co.*	$ 221,712
3,067	NIKE, Inc. Class B	304,522
1,462	PVH Corp.	185,879
866	Under Armour, Inc. Class A*	62,776

		774,889

Thrifts & Mortgage Finance* – 0.6%
10,096	MGIC Investment Corp.	93,994

Trading Companies & Distributors – 0.4%
283	W.W. Grainger, Inc.	69,527

Wireless Telecommunication Services* – 1.3%
1,792	SBA Communications Corp. Class A	218,033

TOTAL COMMON STOCKS		$16,289,876

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.6%
Repurchase Agreement – 0.6%
Joint Repurchase Agreement Account II
$100,000	0.104%	12/01/14	$ 100,000

TOTAL INVESTMENTS – 99.6%			$16,389,876

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%			64,206

NET ASSETS – 100.0%			$16,454,082

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FLEXIBLE CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,762,776

Gross unrealized gain	4,950,266
Gross unrealized loss	(323,166)

Net unrealized security gain	$4,627,100

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.1%
Biotechnology* – 5.1%
2,156	Biogen Idec, Inc.	$ 663,380
8,069	Celgene Corp.	917,364

		1,580,744

Communications Equipment – 3.1%
13,261	QUALCOMM, Inc.	966,727

Computers & Peripherals – 11.0%
14,795	Apple, Inc.	1,759,570
53,415	EMC Corp.	1,621,145

		3,380,715

Consumer Finance – 6.8%
50,987	Navient Corp.	1,068,688
103,846	SLM Corp.	1,005,229

		2,073,917

Diversified Financial Services – 4.8%
6,485	Intercontinental Exchange, Inc.	1,465,545

Energy Equipment & Services – 1.8%
12,957	Halliburton Co.	546,785

Food & Staples Retailing – 9.0%
10,153	Costco Wholesale Corp.	1,442,945
26,674	Whole Foods Market, Inc.	1,307,826

		2,750,771

Health Care Equipment & Supplies – 3.4%
23,248	Abbott Laboratories	1,034,768

Hotels, Restaurants & Leisure – 4.4%
17,673	Yum! Brands, Inc.	1,365,239

Internet & Catalog Retail* – 8.7%
3,867	Amazon.com, Inc.	1,309,521
1,162	The Priceline Group, Inc.	1,348,141

		2,657,662

Internet Software & Services – 8.2%
6,512	Equinix, Inc.	1,479,331
4,637	LinkedIn Corp. Class A*	1,049,214

		2,528,545

Oil, Gas & Consumable Fuels – 2.2%
8,614	Anadarko Petroleum Corp.	681,798

Pharmaceuticals* – 4.7%
24,798	Mylan, Inc.	1,453,411

Real Estate Investment Trusts – 4.3%
12,636	American Tower Corp.	1,326,906

Real Estate Management & Development* – 4.5%
41,289	CBRE Group, Inc. Class A	1,393,091

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – 4.0%
10,317	Kansas City Southern	$ 1,227,104

Textiles, Apparel & Luxury Goods – 12.1%
29,737	Kate Spade & Co.*	952,476
11,617	NIKE, Inc. Class B	1,153,452
12,632	PVH Corp.	1,606,033

		3,711,961

TOTAL COMMON STOCKS		$30,145,689

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.9%
Repurchase Agreement – 1.9%
Joint Repurchase Agreement Account II
$600,000	0.104%	12/01/14	$ 600,000

TOTAL INVESTMENTS – 100.0%			$30,745,689

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(13,739)

NET ASSETS – 100.0%			$30,731,950

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FOCUSED GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$27,484,293

Gross unrealized gain	3,731,733
Gross unrealized loss	(470,337)

Net unrealized security gain	$3,261,396

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.8%
Auto Components – 1.5%
1,382,299	BorgWarner, Inc.	$ 78,182,831

Automobiles* – 0.9%
200,110	Tesla Motors, Inc.	48,930,897

Beverages – 1.5%
1,782,573	Coca-Cola Enterprises, Inc.	78,326,258

Biotechnology* – 4.1%
577,148	Alkermes PLC	31,754,683
1,333,740	Cepheid, Inc.	73,462,399
370,798	Medivation, Inc.	42,971,780
571,830	Vertex Pharmaceuticals, Inc.	67,407,321

		215,596,183

Chemicals – 4.5%
660,785	Airgas, Inc.	76,406,570
732,602	International Flavors & Fragrances, Inc.	74,117,344
365,786	The Sherwin-Williams Co.	89,566,360

		240,090,274

Commercial Banks – 2.0%
2,085,478	First Republic Bank	107,464,681

Commercial Services & Supplies – 0.8%
852,100	Waste Connections, Inc.	40,227,641

Construction & Engineering* – 0.8%
1,335,184	Quanta Services, Inc.	40,723,112

Consumer Finance – 2.5%
4,109,952	Navient Corp.	86,144,594
4,574,601	SLM Corp.	44,282,138

		130,426,732

Distributors* – 1.5%
2,733,757	LKQ Corp.	79,415,641

Diversified Financial Services – 2.6%
605,927	Intercontinental Exchange, Inc.	136,933,443

Diversified Telecommunication Services* – 0.8%
878,809	Level 3 Communications, Inc.	43,940,450

Electrical Equipment – 5.5%
1,509,080	AMETEK, Inc.	76,902,717
1,570,419	Generac Holdings, Inc.*	68,124,776
636,713	Hubbell, Inc. Class B	68,000,948
1,645,552	Sensata Technologies Holding NV*	81,570,013

		294,598,454

Electronic Equipment, Instruments & Components – 2.1%
1,606,335	Amphenol Corp. Class A	86,147,746
744,061	Keysight Technologies, Inc.*	26,190,947

		112,338,693

Shares	Description	Value
Common Stocks – (continued)
Energy Equipment & Services – 2.8%
327,995	Core Laboratories NV	$ 42,255,596
747,261	Dril-Quip, Inc.*	59,594,065
3,762,740	Weatherford International PLC*	49,291,894

		151,141,555

Food & Staples Retailing – 2.3%
2,536,088	Whole Foods Market, Inc.	124,344,395

Food Products – 6.1%
608,143	Keurig Green Mountain, Inc.	86,441,446
1,249,174	McCormick & Co., Inc.	92,851,104
662,833	The Hain Celestial Group, Inc.*	75,045,952
832,257	TreeHouse Foods, Inc.*	67,371,204

		321,709,706

Health Care Equipment & Supplies – 1.8%
124,527	Intuitive Surgical, Inc.*	64,476,345
248,369	Teleflex, Inc.	29,593,166

		94,069,511

Health Care Providers & Services* – 1.3%
500,316	Henry Schein, Inc.	68,643,355

Health Care Technology* – 2.3%
924,338	Cerner Corp.	59,527,367
2,927,815	HMS Holdings Corp.	61,074,221

		120,601,588

Hotels, Restaurants & Leisure* – 2.6%
78,062	Chipotle Mexican Grill, Inc.	51,803,504
522,969	Panera Bread Co. Class A	87,545,011

		139,348,515

Household Durables* – 0.9%
1,327,786	Toll Brothers, Inc.	46,459,232

Internet & Catalog Retail* – 1.7%
153,168	Netflix, Inc.	53,086,497
545,190	TripAdvisor, Inc.	40,153,244

		93,239,741

Internet Software & Services – 5.1%
496,272	Equinix, Inc.	112,738,110
441,109	LinkedIn Corp. Class A*	99,809,733
1,398,545	Pandora Media, Inc.*	27,495,395
739,105	Twitter, Inc.*	30,850,243

		270,893,481

IT Services – 2.5%
871,452	Fidelity National Information Services, Inc.	53,324,148
516,694	FleetCor Technologies, Inc.*	78,480,652

		131,804,800

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 2.2%
1,087,626	Agilent Technologies, Inc.	$ 46,485,135
233,779	Mettler-Toledo International, Inc.*	68,558,030

		115,043,165

Machinery – 3.1%
848,064	Flowserve Corp.	49,925,527
1,175,777	Graco, Inc.	94,179,738
588,873	Kennametal, Inc.	21,682,304

		165,787,569

Media* – 1.6%
1,232,468	Discovery Communications, Inc. Class A	43,013,133
1,232,468	Discovery Communications, Inc. Class C	41,916,237

		84,929,370

Multiline Retail* – 0.6%
478,446	Dollar General Corp.	31,931,486

Oil, Gas & Consumable Fuels – 1.6%
366,419	Pioneer Natural Resources Co.	52,482,193
786,809	Whiting Petroleum Corp.*	32,865,012

		85,347,205

Pharmaceuticals* – 2.6%
2,324,628	Mylan, Inc.	136,246,447

Real Estate Management & Development* – 2.1%
3,384,522	CBRE Group, Inc. Class A	114,193,772

Road & Rail – 1.9%
834,025	Kansas City Southern	99,198,933

Semiconductors & Semiconductor Equipment – 2.4%
2,784,042	Xilinx, Inc.	126,506,868

Software* – 3.6%
1,200,521	Guidewire Software, Inc.	60,590,295
1,019,317	Red Hat, Inc.	63,350,551
1,062,035	ServiceNow, Inc.	67,927,759

		191,868,605

Specialty Retail – 5.3%
1,926,424	Five Below, Inc.*	89,886,944
798,302	L Brands, Inc.	64,582,632
529,324	Restoration Hardware Holdings, Inc.*	44,711,998
645,147	Ulta Salon, Cosmetics & Fragrance, Inc.*	81,604,644

		280,786,218

Textiles, Apparel & Luxury Goods – 7.0%
3,459,156	Kate Spade & Co.*	110,796,767
817,607	PVH Corp.	103,950,554
906,998	Under Armour, Inc. Class A*	65,748,285
1,225,531	VF Corp.	92,123,165

		372,618,771

Shares	Description	Value
Common Stocks – (continued)
Thrifts & Mortgage Finance* – 1.1%
6,179,607	MGIC Investment Corp.	$ 57,532,141

Trading Companies & Distributors – 2.0%
429,589	W.W. Grainger, Inc.	105,541,426

Wireless Telecommunication Services* – 2.2%
942,434	SBA Communications Corp. Class A	114,665,945

TOTAL COMMON STOCKS		$5,291,649,090

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.4%
Repurchase Agreement – 0.4%
Joint Repurchase Agreement Account II
$20,400,000	0.104%	12/01/14	$ 20,400,000

TOTAL INVESTMENTS – 100.2%			$5,312,049,090

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.2)%			(9,725,710)

NET ASSETS – 100.0%			$5,302,323,380

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$4,071,455,757

Gross unrealized gain	1,329,545,624
Gross unrealized loss	(88,952,291)

Net unrealized security gain	$1,240,593,333

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.0%
Aerospace & Defense* – 0.6%
548,985	Aerovironment, Inc.	$ 15,212,374

Auto Components – 0.8%
328,361	BorgWarner, Inc.	18,572,098

Biotechnology* – 8.2%
1,543,122	Achillion Pharmaceuticals, Inc.	19,859,980
251,531	Alkermes PLC	13,839,236
878,429	Amicus Therapeutics, Inc.	6,965,942
172,317	Avalanche Biotechnologies, Inc.	6,804,798
228,017	Bluebird Bio, Inc.	9,401,141
579,000	Cepheid, Inc.	31,891,320
288,753	Clovis Oncology, Inc.	13,738,868
119,884	Enanta Pharmaceuticals, Inc.	5,627,355
209,998	Forward Pharma A/S ADR	4,187,360
252,989	Medivation, Inc.	29,318,895
515,691	Neurocrine Biosciences, Inc.	10,277,722
198,308	Ophthotech Corp.	8,556,990
415,535	Stemline Therapeutics, Inc.	6,183,161
638,216	Swedish Orphan Biovitrum AB ADR	7,178,920
100,698	Synageva BioPharma Corp.	8,176,678
171,597	Ultragenyx Pharmaceutical, Inc.	7,479,913
181,670	Versartis, Inc.	3,273,693

		192,761,972

Capital Markets – 0.6%
436,423	HFF, Inc. Class A	15,047,865

Chemicals – 3.2%
267,798	Airgas, Inc.	30,965,483
662,489	Axalta Coating Systems Ltd.*	15,767,238
280,539	International Flavors & Fragrances, Inc.	28,382,131

		75,114,852

Commercial Banks – 3.7%
779,613	Eagle Bancorp, Inc.*	26,756,318
913,653	First Republic Bank	47,080,539
310,427	Independent Bank Group, Inc.	13,317,319

		87,154,176

Commercial Services & Supplies – 3.8%
1,502,254	Healthcare Services Group, Inc.	45,307,981
1,037,137	Interface, Inc.	15,681,511
73,987	Stericycle, Inc.*	9,538,404
382,945	Waste Connections, Inc.	18,078,834

		88,606,730

Computers & Peripherals* – 1.5%
780,640	Electronics for Imaging, Inc.	34,699,448

Construction & Engineering* – 0.8%
598,402	Quanta Services, Inc.	18,251,261

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – 2.6%
1,977,669	Navient Corp.	$ 41,451,942
2,097,150	SLM Corp.	20,300,412

		61,752,354

Containers & Packaging – 0.8%
392,598	Avery Dennison Corp.	19,437,527

Distributors* – 1.4%
1,139,513	LKQ Corp.	33,102,853

Diversified Telecommunication Services* – 0.8%
396,111	Level 3 Communications, Inc.	19,805,550

Electrical Equipment – 3.9%
672,689	Generac Holdings, Inc.*	29,181,249
296,877	Hubbell, Inc. Class B	31,706,464
636,343	Sensata Technologies Holding NV*	31,543,522

		92,431,235

Electronic Equipment, Instruments & Components – 2.3%
576,846	Amphenol Corp. Class A	30,936,251
334,665	IPG Photonics Corp.*	24,126,000

		55,062,251

Energy Equipment & Services – 2.6%
144,376	Core Laboratories NV	18,599,960
417,961	Dril-Quip, Inc.*	33,332,390
679,688	RPC, Inc.	9,033,053

		60,965,403

Food & Staples Retailing* – 0.8%
594,595	Sprouts Farmers Market, Inc.	18,902,175

Food Products – 4.3%
64,412	Freshpet, Inc.*	1,076,325
317,244	McCormick & Co., Inc.	23,580,747
382,188	The Hain Celestial Group, Inc.*	43,271,325
400,476	TreeHouse Foods, Inc.*	32,418,532

		100,346,929

Health Care Equipment & Supplies – 2.4%
425,006	DexCom, Inc.*	21,870,809
132,922	Teleflex, Inc.	15,837,656
672,026	Tornier NV*	17,936,374

		55,644,839

Health Care Providers & Services* – 3.9%
479,537	Acadia Healthcare Co., Inc.	29,736,089
338,736	Adeptus Health, Inc. Class A	10,311,124
169,678	Henry Schein, Inc.	23,279,822
161,977	MEDNAX, Inc.	10,603,014
559,280	Surgical Care Affiliates, Inc.	17,785,104

		91,715,153

Health Care Technology* – 1.2%
1,308,864	HMS Holdings Corp.	27,302,903

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – 4.3%
657,849	Bloomin’ Brands, Inc.*	$ 14,979,222
651,802	Chuy’s Holdings, Inc.*	13,955,081
250,701	Jack in the Box, Inc.	18,677,224
314,762	Norwegian Cruise Line Holdings Ltd.*	13,814,904
167,382	Panera Bread Co. Class A*	28,019,747
416,088	Zoe’s Kitchen, Inc.*	13,160,863

		102,607,041

Household Durables*(a) – 1.2%
1,259,098	M/I Homes, Inc.	28,858,526

Internet Software & Services – 2.9%
434,539	Aerohive Networks, Inc.*	2,116,205
190,669	Demandware, Inc.*	10,677,464
156,163	Equinix, Inc.	35,475,549
137,334	OPOWER, Inc.*	2,138,290
857,402	Pandora Media, Inc.*	16,856,523

		67,264,031

IT Services – 3.2%
889,643	EVERTEC, Inc.	19,607,732
181,880	FleetCor Technologies, Inc.*	27,625,753
1,000,683	InterXion Holding NV*	27,889,035

		75,122,520

Leisure Equipment & Products* – 0.4%
1,060,699	Black Diamond, Inc.	9,641,754

Life Sciences Tools & Services – 2.4%
633,866	Bruker Corp.*	12,157,550
83,544	Mettler-Toledo International, Inc.*	24,500,113
464,787	PerkinElmer, Inc.	21,133,865

		57,791,528

Machinery – 4.1%
303,283	Flowserve Corp.	17,854,270
545,939	Graco, Inc.	43,729,714
320,650	IDEX Corp.	24,629,127
278,034	Kennametal, Inc.	10,237,212

		96,450,323

Media* – 0.4%
145,995	AMC Networks, Inc. Class A	9,469,236
396,091	RLJ Entertainment, Inc.	1,188,273

		10,657,509

Multiline Retail* – 1.4%
737,142	Burlington Stores, Inc.	32,928,133

Oil, Gas & Consumable Fuels* – 1.3%
747,817	Laredo Petroleum, Inc.	7,814,688
170,698	Rosetta Resources, Inc.	5,021,935
407,948	Whiting Petroleum Corp.	17,039,988

		29,876,611

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals* – 1.3%
252,030	Aerie Pharmaceuticals, Inc.	$ 6,646,031
274,034	Aratana Therapeutics, Inc.	3,630,951
668,876	Cempra, Inc.	9,625,126
703,596	Corium International, Inc.	3,785,346
391,910	Revance Therapeutics, Inc.	6,443,000

		30,130,454

Professional Services* – 1.2%
358,778	The Advisory Board Co.	15,283,943
378,448	TriNet Group, Inc.	11,981,664

		27,265,607

Real Estate Management & Development* – 1.9%
1,360,120	CBRE Group, Inc. Class A	45,890,449

Road & Rail – 2.7%
88,568	Kansas City Southern	10,534,278
1,071,163	Roadrunner Transportation Systems, Inc.*	24,111,879
1,033,120	Swift Transportation Co.*	30,032,798

		64,678,955

Semiconductors & Semiconductor Equipment – 1.1%
563,580	Xilinx, Inc.	25,609,075

Software* – 6.5%
454,954	A10 Networks, Inc.	1,856,212
625,383	Guidewire Software, Inc.	31,563,080
1,634,544	Mavenir Systems, Inc.(a)	20,693,327
269,927	NetSuite, Inc.	28,544,780
430,991	Red Hat, Inc.	26,786,091
501,091	ServiceNow, Inc.	32,049,780
149,877	Tableau Software, Inc. Class A	12,571,683

		154,064,953

Specialty Retail* – 4.6%
800,156	Five Below, Inc.	37,335,279
390,660	Restoration Hardware Holdings, Inc.	32,999,050
293,822	Ulta Salon, Cosmetics & Fragrance, Inc.	37,165,545

		107,499,874

Textiles, Apparel & Luxury Goods – 4.9%
1,408,455	Kate Spade & Co.*	45,112,814
311,866	PVH Corp.	39,650,643
436,453	Under Armour, Inc. Class A*	31,638,478

		116,401,935

Thrifts & Mortgage Finance – 1.2%
2,455,783	MGIC Investment Corp.*	22,863,340
368,646	Radian Group, Inc.	6,285,414

		29,148,754

Wireless Telecommunication Services* – 1.8%
348,519	SBA Communications Corp. Class A	42,404,307

TOTAL COMMON STOCKS		$2,336,182,287

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 1.0%
Repurchase Agreement – 1.0%
Joint Repurchase Agreement Account II
$23,100,000	0.104%	12/01/14	$ 23,100,000

TOTAL INVESTMENTS – 100.0%			$2,359,282,287

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(1,120,642)

NET ASSETS – 100.0%			$2,358,161,645

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Represents an Affiliated Issuer.

(b)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SMALL/MID CAP GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,864,698,112

Gross unrealized gain	566,655,100
Gross unrealized loss	(72,070,925)

Net unrealized security gain	$494,584,175

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.9%
Aerospace & Defense – 4.6%
81,181	Honeywell International, Inc.	$ 8,042,602
29,862	Precision Castparts Corp.	7,104,170
26,759	The Boeing Co.	3,595,339

		18,742,111

Auto Components – 0.7%
50,802	BorgWarner, Inc.	2,873,361

Beverages – 2.1%
38,907	Coca-Cola Enterprises, Inc.	1,709,574
149,447	The Coca-Cola Co.	6,699,709

		8,409,283

Biotechnology – 5.1%
34,695	Amgen, Inc.	5,735,431
15,360	Biogen Idec, Inc.*	4,726,118
56,062	Celgene Corp.*	6,373,689
38,926	Gilead Sciences, Inc.*	3,905,056

		20,740,294

Chemicals – 2.2%
29,711	Airgas, Inc.	3,435,483
21,889	The Sherwin-Williams Co.	5,359,740

		8,795,223

Commercial Banks – 1.4%
31,855	Citigroup, Inc.	1,719,214
78,736	First Republic Bank	4,057,266

		5,776,480

Communications Equipment – 2.0%
111,257	QUALCOMM, Inc.	8,110,635

Computers & Peripherals – 8.1%
208,002	Apple, Inc.	24,737,678
274,441	EMC Corp.	8,329,284

		33,066,962

Consumer Finance – 0.8%
164,751	Navient Corp.	3,453,181

Diversified Financial Services – 1.8%
33,247	Intercontinental Exchange, Inc.	7,513,490

Electrical Equipment* – 0.6%
50,111	Sensata Technologies Holding NV	2,484,002

Electronic Equipment, Instruments & Components* – 0.3%
31,752	Keysight Technologies, Inc.	1,117,670

Energy Equipment & Services – 1.8%
46,034	Cameron International Corp.*	2,360,624
119,535	Halliburton Co.	5,044,377

		7,405,001

Shares	Description	Value
Common Stocks – (continued)
Food & Staples Retailing – 4.5%
75,257	Costco Wholesale Corp.	$ 10,695,525
152,941	Whole Foods Market, Inc.	7,498,697

		18,194,222

Food Products – 3.6%
14,348	Keurig Green Mountain, Inc.	2,039,425
48,179	McCormick & Co., Inc.	3,581,145
46,768	The Hain Celestial Group, Inc.*	5,295,073
38,396	The Hershey Co.	3,850,351

		14,765,994

Health Care Equipment & Supplies – 1.2%
109,370	Abbott Laboratories	4,868,059

Health Care Providers & Services – 1.6%
30,125	McKesson Corp.	6,349,145

Health Care Technology* – 1.1%
71,268	Cerner Corp.	4,589,659

Hotels, Restaurants & Leisure – 3.9%
61,289	Las Vegas Sands Corp.	3,903,496
65,084	Starbucks Corp.	5,285,472
88,364	Yum! Brands, Inc.	6,826,119

		16,015,087

Household Durables* – 0.8%
90,213	Toll Brothers, Inc.	3,156,553

Household Products – 1.2%
68,676	Colgate-Palmolive Co.	4,779,163

Industrial Conglomerates – 1.4%
67,472	Danaher Corp.	5,637,960

Internet & Catalog Retail* – 4.7%
29,072	Amazon.com, Inc.	9,844,942
8,212	Netflix, Inc.	2,846,197
5,615	The Priceline Group, Inc.	6,514,467

		19,205,606

Internet Software & Services – 11.6%
24,994	Alibaba Group Holding Ltd. ADR*	2,790,330
109,618	eBay, Inc.*	6,015,836
37,149	Equinix, Inc.	8,439,138
100,764	Facebook, Inc. Class A*	7,829,363
13,990	Google, Inc. Class A*	7,681,629
13,990	Google, Inc. Class C*	7,580,202
31,084	LinkedIn Corp. Class A*	7,033,377

		47,369,875

IT Services – 2.5%
15,495	FleetCor Technologies, Inc.*	2,353,536
19,519	International Business Machines Corp.	3,165,396
18,397	Visa, Inc. Class A	4,749,921

		10,268,853

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 0.7%
63,504	Agilent Technologies, Inc.	$ 2,714,161

Machinery – 0.7%
44,586	Ingersoll-Rand PLC	2,811,593

Media – 4.4%
126,783	Comcast Corp. Class A	7,231,702
59,687	Discovery Communications, Inc. Class A*	2,083,076
59,687	Discovery Communications, Inc. Class C*	2,029,955
174,905	Twenty-First Century Fox, Inc. Class A	6,436,504

		17,781,237

Oil, Gas & Consumable Fuels – 1.4%
52,883	Anadarko Petroleum Corp.	4,185,689
11,359	Pioneer Natural Resources Co.	1,626,950

		5,812,639

Pharmaceuticals – 4.6%
79,800	AbbVie, Inc.	5,522,160
13,254	Actavis PLC*	3,586,665
11,428	Allergan, Inc.	2,444,335
122,289	Mylan, Inc.*	7,167,358

		18,720,518

Real Estate Investment Trusts – 2.5%
98,617	American Tower Corp.	10,355,771

Real Estate Management & Development* – 1.6%
198,694	CBRE Group, Inc. Class A	6,703,936

Road & Rail – 1.3%
43,157	Kansas City Southern	5,133,094

Semiconductors & Semiconductor Equipment – 0.4%
38,776	Xilinx, Inc.	1,761,981

Software – 4.6%
124,207	Microsoft Corp.	5,938,337
207,231	Oracle Corp.	8,788,667
65,422	ServiceNow, Inc.*	4,184,391

		18,911,395

Specialty Retail – 2.8%
79,112	L Brands, Inc.	6,400,161
51,477	The Home Depot, Inc.	5,116,814

		11,516,975

Textiles, Apparel & Luxury Goods – 3.5%
87,255	NIKE, Inc. Class B	8,663,549
44,041	PVH Corp.	5,599,373

		14,262,922

Trading Companies & Distributors – 0.8%
12,712	W.W. Grainger, Inc.	3,123,084

TOTAL COMMON STOCKS		$403,297,175

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$1,200,000	0.104%	12/01/14	$ 1,200,000

TOTAL INVESTMENTS – 99.2%			$404,497,175

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			3,072,819

NET ASSETS – 100.0%			$407,569,994

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line a 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC GROWTH FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$299,835,908

Gross unrealized gain	110,764,097
Gross unrealized loss	(6,102,830)

Net unrealized security gain	$104,661,267

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.7%
Automobiles* – 1.0%
16,997	Tesla Motors, Inc.	$ 4,156,106

Communications Equipment – 5.3%
316,370	QUALCOMM, Inc.	23,063,373

Computers & Peripherals – 15.1%
336,733	Apple, Inc.	40,047,656
148,461	Electronics for Imaging, Inc.*	6,599,091
648,330	EMC Corp.	19,676,816

		66,323,563

Diversified Financial Services – 2.8%
53,184	Intercontinental Exchange, Inc.	12,019,052

Diversified Telecommunication Services* – 0.8%
72,291	Level 3 Communications, Inc.	3,614,550

Electronic Equipment, Instruments & Components – 2.3%
188,004	Amphenol Corp. Class A	10,082,654

Internet & Catalog Retail* – 7.6%
41,802	Amazon.com, Inc.	14,155,829
12,583	The Priceline Group, Inc.	14,598,671
64,573	TripAdvisor, Inc.	4,755,801

		33,510,301

Internet Software & Services – 21.0%
18,855	Alibaba Group Holding Ltd. ADR*	2,104,972
48,183	Demandware, Inc.*	2,698,248
199,147	eBay, Inc.*	10,929,187
57,625	Equinix, Inc.	13,090,671
157,264	Facebook, Inc. Class A*	12,219,413
22,107	Google, Inc. Class A*	12,138,512
22,180	Google, Inc. Class C*	12,017,790
78,452	LinkedIn Corp. Class A*	17,751,334
231,840	Pandora Media, Inc.*	4,557,974
88,743	Yahoo!, Inc.*	4,591,563

		92,099,664

IT Services – 6.7%
186,459	Cognizant Technology Solutions Corp. Class A*	10,066,922
91,170	Fidelity National Information Services, Inc.	5,578,692
58,764	FleetCor Technologies, Inc.*	8,925,664
178,385	InterXion Holding NV*	4,971,590

		29,542,868

Real Estate Investment Trusts – 3.9%
163,458	American Tower Corp.	17,164,725

Semiconductors & Semiconductor Equipment – 5.5%
270,278	Applied Materials, Inc.	6,500,186
108,619	Broadcom Corp. Class A	4,684,737
287,545	Xilinx, Inc.	13,066,045

		24,250,968

Shares	Description	Value
Common Stocks – (continued)
Software – 24.2%
151,615	Adobe Systems, Inc.*	$ 11,170,993
226,793	Guidewire Software, Inc.*	11,446,243
135,497	Microsoft Corp.	6,478,112
72,847	NetSuite, Inc.*	7,703,570
387,919	Oracle Corp.	16,451,645
140,365	Red Hat, Inc.*	8,723,685
250,159	Salesforce.com, Inc.*	14,977,019
244,676	ServiceNow, Inc.*	15,649,477
86,904	VMware, Inc. Class A*	7,644,076
68,824	Workday, Inc. Class A*	5,991,129

		106,235,949

Wireless Telecommunication Services* – 3.5%
126,024	SBA Communications Corp. Class A	15,333,340

TOTAL COMMON STOCKS		$437,397,113

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$1,600,000	0.104%	12/01/14	$ 1,600,000

TOTAL INVESTMENTS – 100.0%			$438,997,113

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.0)%			(197,351)

NET ASSETS – 100.0%			$438,799,762

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
ADR	— American Depositary Receipt

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$288,480,674

Gross unrealized gain	153,181,060
Gross unrealized loss	(2,664,621)

Net unrealized security gain	$150,516,439

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 99.3%
Aerospace & Defense – 3.1%
3,325	The Boeing Co.	$ 446,747

Automobiles – 0.9%
4,065	General Motors Co.	135,893

Biotechnology* – 3.1%
513	Biogen Idec, Inc.	157,845
2,643	Celgene Corp.	300,483

		458,328

Capital Markets – 1.0%
4,327	Morgan Stanley, Inc.	152,224

Chemicals – 0.9%
1,078	Airgas, Inc.	124,649

Commercial Banks – 7.1%
26,324	Bank of America Corp.	448,561
6,402	JPMorgan Chase & Co.	385,144
4,982	SunTrust Banks, Inc.	195,743

		1,029,448

Communications Equipment – 2.3%
3,366	Cisco Systems, Inc.	93,036
3,290	QUALCOMM, Inc.	239,841

		332,877

Computers & Peripherals – 6.0%
4,668	Apple, Inc.	555,165
10,352	EMC Corp.	314,183

		869,348

Consumer Finance – 1.0%
1,803	Capital One Financial Corp.	150,010

Diversified Financial Services – 2.1%
1,371	Intercontinental Exchange, Inc.	309,832

Diversified Telecommunication Services – 1.0%
2,899	Verizon Communications, Inc.	146,660

Electric Utilities – 1.1%
4,442	FirstEnergy Corp.	163,821

Electrical Equipment* – 1.3%
3,778	Sensata Technologies Holding NV	187,275

Energy Equipment & Services – 0.3%
1,064	Halliburton Co.	44,901

Food & Staples Retailing – 5.0%
2,018	Costco Wholesale Corp.	286,798
1,277	Wal-Mart Stores, Inc.	111,789
6,732	Whole Foods Market, Inc.	330,070

		728,657

Shares	Description	Value
Common Stocks – (continued)
Food Products – 2.7%
5,705	ConAgra Foods, Inc.	$ 208,347
2,509	McCormick & Co., Inc.	186,494

		394,841

Health Care Equipment & Supplies – 2.0%
6,502	Abbott Laboratories	289,404

Health Care Providers & Services – 3.2%
1,049	Express Scripts Holding Co.*	87,224
1,159	McKesson Corp.	244,271
1,425	UnitedHealth Group, Inc.	140,548

		472,043

Hotels, Restaurants & Leisure – 2.6%
2,168	Starbucks Corp.	176,063
2,724	Yum! Brands, Inc.	210,429

		386,492

Household Durables* – 1.0%
4,287	Toll Brothers, Inc.	150,002

Household Products – 1.8%
1,486	Colgate-Palmolive Co.	103,411
1,714	The Procter & Gamble Co.	154,997

		258,408

Industrial Conglomerates – 3.9%
21,201	General Electric Co.	561,614

Insurance – 5.4%
1,193	Aflac, Inc.	71,258
5,144	American International Group, Inc.	281,891
2,414	Prudential Financial, Inc.	205,142
5,414	The Hartford Financial Services Group, Inc.	223,598

		781,889

Internet & Catalog Retail* – 1.6%
694	Amazon.com, Inc.	235,016

Internet Software & Services – 6.1%
3,840	eBay, Inc.*	210,739
700	Equinix, Inc.	159,019
316	Google, Inc. Class A*	173,509
316	Google, Inc. Class C*	171,218
747	LinkedIn Corp. Class A*	169,024

		883,509

Media – 3.2%
3,268	CBS Corp. Class B	179,348
7,990	Twenty-First Century Fox, Inc. Class A	294,032

		473,380

Multi-Utilities – 0.9%
2,580	PG&E Corp.	130,290

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – 6.9%
2,340	Apache Corp.	$ 149,971
5,956	Devon Energy Corp.	351,225
2,946	Exxon Mobil Corp.	266,731
7,199	Southwestern Energy Co.*	231,664

		999,591

Pharmaceuticals – 5.8%
2,352	AbbVie, Inc.	162,759
5,934	Mylan, Inc.*	347,792
10,689	Pfizer, Inc.	332,962

		843,513

Real Estate Investment Trusts – 2.3%
3,148	American Tower Corp.	330,571

Real Estate Management & Development* – 1.5%
6,684	CBRE Group, Inc. Class A	225,518

Road & Rail – 1.5%
1,825	Kansas City Southern	217,066

Semiconductors & Semiconductor Equipment – 0.8%
2,964	Intel Corp.	110,409

Software – 3.7%
8,910	Microsoft Corp.	425,987
1,771	ServiceNow, Inc.*	113,273

		539,260

Specialty Retail – 2.3%
8,435	The Gap, Inc.	334,026

Textiles, Apparel & Luxury Goods – 3.9%
3,911	NIKE, Inc. Class B	388,323
1,461	PVH Corp.	185,752

		574,075

TOTAL COMMON STOCKS		$14,471,587

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$100,000	0.104%	12/01/14	$ 100,000

TOTAL INVESTMENTS – 100.0%			$14,571,587

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%			479

NET ASSETS – 100.0%			$14,572,066

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Joint repurchase agreement was entered into on November 28, 2014. Additional information appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY FUND

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At November 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$11,643,626

Gross unrealized gain	3,133,826
Gross unrealized loss	(205,865)

Net unrealized security gain	$2,927,961

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. A MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of November 30, 2014:

CAPITAL GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$665,598	$—	$—
Europe	10,490,651	—	—
North America	965,862,619	—	—
Short-term Investments	—	18,500,000	—
Total	$977,018,868	$18,500,000	$—

CONCENTRATED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$185,565,167	$—	$—
Short-term Investments	—	1,700,000	—
Total	$185,565,167	$1,700,000	$—

FLEXIBLE CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$110,747	$—	$—
Europe	361,482	—	—
North America	15,817,647	—	—
Short-term Investments	—	100,000	—
Total	$16,289,876	$100,000	$—

FOCUSED GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$30,145,689	$—	$—
Short-term Investments	—	600,000	—
Total	$30,145,689	$600,000	$—

GROWTH OPPORTUNITIES FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$204,872,186	$—	$—
North America	5,086,776,904	—	—
Short-term Investments	—	20,400,000	—
Total	$5,291,649,090	$20,400,000	$—

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SMALL/MID CAP GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$113,995,487	$7,178,920	$—
North America	2,215,007,880	—	—
Short-term Investments	—	23,100,000	—
Total	$2,329,003,367	$30,278,920	$—

STRATEGIC GROWTH FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,790,330	$—	$—
Europe	2,484,002	—	—
North America	398,022,843	—	—
Short-term Investments	—	1,200,000	—
Total	$403,297,175	$1,200,000	$—

TECHNOLOGY TOLLKEEPER FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$2,104,972	$—	$—
Europe	4,971,590	—	—
North America	430,320,551	—	—
Short-term Investments	—	1,600,000	—
Total	$437,397,113	$1,600,000	$—

U.S. EQUITY FUND

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Europe	$187,275	$—	$—
North America	14,284,312	—	—
Short-term Investments	—	100,000	—
Total	$14,471,587	$100,000	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At November 30, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of December 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Capital Growth	$18,500,000	$18,500,054	$18,892,447
Concentrated Growth	1,700,000	1,700,005	1,736,063
Flexible Cap Growth	100,000	100,000	102,121
Focused Growth	600,000	600,002	612,728
Growth Opportunities	20,400,000	20,400,059	20,832,753
Small/Mid Cap Growth	23,100,000	23,100,067	23,590,029
Strategic Growth	1,200,000	1,200,003	1,225,456
Technology Tollkeeper	1,600,000	1,600,005	1,633,941
U.S. Equity	100,000	100,000	102,121

GOLDMAN SACHS FUNDAMENTAL EQUITY GROWTH FUNDS

Schedule of Investments (continued)

November 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At November 30, 2014, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

	Interest Rate	Capital Growth	Concentrated Growth	Flexible Cap Growth	Focused Growth	Growth Opportunities	Small/Mid Cap Growth	Strategic Growth	Technology Tollkeeper	U.S. Equity
BNP Paribas Securities Co.	0.100%	$8,518,418	$782,774	$46,045	$276,273	$9,393,283	$10,636,511	$552,546	$736,728	$46,045
Citigroup Global Markets, Inc.	0.100	6,013,001	552,546	32,503	195,016	6,630,552	7,508,126	390,033	520,043	32,503
Merrill Lynch & Co., Inc.	0.120	3,968,581	364,680	21,452	128,711	4,376,165	4,955,363	257,421	343,229	21,452
TOTAL		$18,500,000	$1,700,000	$100,000	$600,000	$20,400,000	$23,100,000	$1,200,000	$1,600,000	$100,000

At November 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Bank	0.220%	11/30/15
Federal Home Loan Bank Discount Note	0.000	04/29/15
Federal Home Loan Mortgage Corp.	3.000 to 6.500	10/01/18 to 11/01/44
Federal National Mortgage Association	2.000 to 7.000	03/01/15 to 11/01/44
Government National Mortgage Association	3.000 to 5.000	08/15/42 to 09/15/44
U.S. Treasury Notes	0.380 to 1.380	05/31/16 to 04/30/20

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Non-Diversification Risk — The Concentrated Growth and Focused Growth Funds are non-diversified, meaning that there are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, each Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Portfolio Concentration Risk — The Technology Tollkeeper Fund invests primarily in equity investments in high-quality technology, media, or service companies that adopt or use technology to improve their cost structure, revenue opportunities or competitive advantage (“Technology Tollkeeper”companies). Because of its focus on technology, media and service companies, the Technology Tollkeeper Fund is subject to greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors. The Technology Tollkeeper Fund may also invest in a relatively few number of issuers. Thus, the Technology Tollkeeper Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date January 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date January 28, 2015

*	Print the name and title of each signing officer under his or her signature.